SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21– SUBSEQUENT EVENTS

On January 13, 2023, a shareholder converted 72 shares of Series Z preferred stock into 288,494 shares of common stock.

On January 20, 2023, the Company’s CEO waived his right, title, and interest to each of the four quarterly bonuses of $250,000 each due under his employment agreement in 2023.

In January 2023, we leased a property in Chesapeake, VA.

In April 2023, we are opening a metal recycling facility in Cleveland, Ohio.